Mineral Property, Plant, and Equipment - Carrying Amount (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment (Note 11)	$ 246,728	$ 228,098
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment (Note 11)	284,177	236,939	$ 167,873
Accumulated depreciation and depletion
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment (Note 11)	(37,449)	(8,841)	$ (2,187)
Producing | Mexico
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment (Note 11)	244,241	213,396
Producing | Mexico | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment (Note 11)	281,371	221,280
Producing | Mexico | Accumulated depreciation and depletion
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment (Note 11)	(37,130)	(7,884)
Non-Producing
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment (Note 11)	2,487	14,702
Non-Producing | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment (Note 11)	2,806	15,659
Non-Producing | Accumulated depreciation and depletion
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment (Note 11)	(319)	(957)
Non-Producing | Mexico
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment (Note 11)	2,487	51
Non-Producing | Mexico | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment (Note 11)	2,748	331
Non-Producing | Mexico | Accumulated depreciation and depletion
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment (Note 11)	(261)	(280)
Non-Producing | Canada
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment (Note 11)	0	14,651
Non-Producing | Canada | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment (Note 11)	58	15,328
Non-Producing | Canada | Accumulated depreciation and depletion
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment (Note 11)	$ (58)	$ (677)